Debentures (Details) - BRL (R$)						12 Months Ended
	Dec. 28, 2023	Oct. 13, 2023	Oct. 02, 2023	Mar. 30, 2022	May 14, 2021	Dec. 31, 2024	Dec. 31, 2023
Debentures [Line items]
Non-convertible debentures, issued (in Shares)					61,000
Single series unit value					R$ 1
Interest accrues rate					10.60%
Transaction cost						R$ 2,300,000
Revenue percentage				7.10%		20.00%
Total principal payments							R$ 7,400,000
Payment issued	R$ 2,400,000	R$ 2,500,000	R$ 2,500,000
Total capital stock percentage						10.00%
Percentage of initial investors						5.00%
Debentures issuance (in Shares)						250,000
Total equity percentage						1.16%
Fair value of the exposure premium						R$ 2,900,000	R$ 1,800,000
Bottom of range [Member]
Debentures [Line items]
Debentures issued (in Shares)						58,000
Top of range [Member]
Debentures [Line items]
Debentures issued (in Shares)						250,000